CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - GBP (£) £ in Thousands	Share Capital [Member]	Share Premium [Member]	Merger Reserve [Member]	Foreign Exchange Reserve [Member]	Accumulated Deficit [Member]	Total
Beginning balance at Dec. 31, 2016	£ 1,002	£ 47,211	£ 53,003	£ 3,618	£ (59,110)	£ 45,724
Changes in equity [Roll Forward]
Loss for the year					(16,064)	(16,064)
Reclassification of foreign exchange on disposal
Foreign exchange translation				(1,233)		(1,233)
Total comprehensive loss				(1,233)	(16,064)	(17,297)
Transactions with owners
Shares issued on 16 October 2017 - note 16	1	6,157				6,158
Costs associated with share issue - note 16		(429)				(429)
Share-based payment charge					520	520
Total contribution by and distributions to owners	1	5,728			520	6,249
Ending balance at Dec. 31, 2017	1,003	52,939	53,003	2,385	(74,654)	34,676
Changes in equity [Roll Forward]
Loss for the year					(15,030)	(15,030)
Reclassification of foreign exchange on disposal				(3,842)		(3,842)
Foreign exchange translation				1,156		1,156
Total comprehensive loss				(2,686)	(15,030)	(17,716)
Transactions with owners
Share-based payment charge					(36)	(36)
Total contribution by and distributions to owners					(36)	(36)
Ending balance at Dec. 31, 2018	1,003	52,939	53,003	(301)	(89,720)	16,924
Changes in equity [Roll Forward]
Loss for the year					(10,085)	(10,085)
Reclassification of foreign exchange on disposal
Foreign exchange translation				(207)		(207)
Total comprehensive loss	1,003	52,939	53,003	(508)	(99,805)	(10,292)
Transactions with owners
Shares issued on 26 February 2019 - note 16	17	13,388				13,405
Costs associated with share issue on 26 February 2019 - note 16		(1,120)				(1,120)
Shares issued on 29 October 2019 - note 16	3	1,211				1,214
Costs associated with share issue on 29 October 2019 - note 16		(539)				(539)
Share-based payment charge					(34)	(34)
Total contribution by and distributions to owners	20	12,940			(34)	12,926
Ending balance at Dec. 31, 2019	£ 1,023	£ 65,879	£ 53,003	£ (508)	£ (99,839)	£ 19,558